May 01, 2019

AMG FUNDS

AMG Yacktman Focused Fund – Security Selection Only

Supplement dated October 17, 2019 to the Prospectus, dated May 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG Yacktman Focused Fund – Security Selection Only (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus, dated as noted above.

With respect to the section under “Summary of the Funds – AMG Yacktman Focused Fund – Security Selection Only” titled “Principal Investment Strategies” beginning on page 10, the last sentence of the fifth paragraph is hereby deleted in its entirety.